Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		89 Months Ended	98 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended		12 Months Ended						1 Months Ended		0 Months Ended			12 Months Ended					0 Months Ended
	Feb. 09, 2011	Nov. 21, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Jun. 03, 2008	May 27, 2013 Third And Final Installments	Apr. 25, 2011 Chief Executive Officer	Sep. 30, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2012 Maxim Group Llc	Sep. 30, 2013 Maxim Group Llc	Feb. 09, 2011 Series A Preferred Stock	Sep. 30, 2013 Class A Warrants	Dec. 31, 2012 Series A Warrant	Dec. 31, 2012 Series B Warrant	Sep. 30, 2013 2010 Series A & B warrants	Dec. 31, 2012 2010 Series A & B warrants	Dec. 31, 2011 2010 Series A & B warrants	Aug. 11, 2010 Before Amendment	Aug. 11, 2010 After Amendment	Mar. 27, 2013 First Installment	Apr. 29, 2013 Second Installment	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Class A Warrants	Dec. 31, 2010 Securities Purchase and Registration Rights Agreement Class A Warrants Series A Preferred Stock	Dec. 31, 2010 Securities Purchase and Registration Rights Agreement Class B Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Class B Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Placement Warrants	Sep. 30, 2013 Five Year Series A Warrants	Dec. 31, 2012 Five Year Series A Warrants	Feb. 09, 2011 COMMON STOCK	Sep. 03, 2010 COMMON STOCK Securities Purchase and Registration Rights Agreement Placement Warrants
Stockholders Equity Note [Line Items]
Common stock shares authorized before amendment		500,000,000
Common stock shares authorized after amendment		80,000,000
Issuance of common shares in lieu of liquidated damages (in shares)												120,280															123,809	136,536
Issuance of common shares in lieu of liquidated damages					$ 913,510							$ 288,674															$ 297,144	$ 327,688
Additional shares of common stock issued	39,884													20,686,092	14,535,756
Issuance of common stock, shares																7,500
Common stock, shares issued			4,932,200		4,932,200		4,545,618	4,538,117	4,545,618	4,932,200
Common stock, shares outstanding			4,932,200		4,932,200		4,545,618	4,538,117	4,545,618	4,932,200
Number of shares called by warrants			13,598,752		13,598,752		13,813,396		13,813,396	13,598,752	24,523					283,750				6,190,500	6,190,500									152,740	152,740	801,885	801,885					132,116
Exercise price of warrants			2.40		2.40					2.40	19.36					2.64				4.00	2.40									8.00	8.00	9.20	9.20
Warrant Term							18 months														18 months											5 years
Derivative liabilities			20,436,401		20,436,401		21,420,276	3,705,472	21,420,276	20,436,401						500,000	400,000					300,000	900,000	3,700,000											14,300,000	12,400,000
Stock-based compensation costs			226,952	181,557	926,250	543,154	722,811	822,452	3,671,215	4,597,465
Placement Fee Paid																1,035,000
Minimum subsequent equity financing					12,000,000		12,000,000
Right To Purchase shares Of Common Stock Shares																			152,704
Restricted common stock issued													31,250
Number of monthly installments over which shares vest													12
Total fair value of restricted common stock issued													172,750
Fair value per share of restricted common stock issued													$ 5.53
Stock issued in conversion of convertible securities																		1,909,250
Conversion of Stock, Shares Issued																																					1,909,250
Accrued dividends on the Series A Convertible Preferred Stock satisfied by issuing an additional shares of common stock	319,074							0
Warrants and Rights Outstanding							(12,430,524)		(12,430,524)							542,530
Preferred stock, shares authorized			35,000,000		35,000,000		35,000,000	35,000,000	35,000,000	35,000,000															10,000,000	35,000,000												1,909,250
Par value per share of stock issued																																						$ 0.0001
Price per share of stock issued																																						$ 1.00
Proceeds from sale of shares and warrants																													15,300,000
Stock issuance costs																													1,800,000
Non cash issuance costs related to financing																													$ 500,000
Purchase price per share, percentage																																		110.00%